Salaries and welfare charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Salaries and welfare charges
Salaries	R$ 28,082	R$ 30,551
Accrued vacation and charges	109,025	107,801
Bonus accrued	9,571	64,815
Withholding income tax	27,013	29,267
Payroll charges (social contributions)	16,188	15,168
Others	6,517	12,554
Total	R$ 196,396	R$ 260,156